Trade receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivable
Schedule of aging analysis of trade receivable

	As of December 31,
	2020	2021
Within 3 months	10,429	16,462
Between 3 months and 6 months	18,914	890
Between 6 months and 1 year	77,903	—
More than 1 year	8,303	103,189
Total	115,549	120,541